Digital assets (Tables)	9 Months Ended
Sep. 30, 2025
Digital assets [abstract]
Schedule of changes in digital assets balance
	January 1, 2025 Balance	Additions	Dispositions	Unrealized (loss) gain	September 30, 2025 Balance
	$	$	$	$	$
Bitcoin	356,877	2,541,457	(419,284)	449,518	2,928,568
Dogecoin	154,314	200,000	(401,000)	46,686	—
Solana	350,039	1,837,166	(600,000)	361,946	1,949,151
ETH	—	132,093	(47,000)	(8,678)	76,415
XRP	—	150,000	(150,000)	—	—
SUI	—	50,000	—	3,198	53,198
LINK	—	221,215	—	(21,298)	199,917
	861,230	5,131,931	(1,617,284)	831,372	5,207,249

	January 1, 2024 Balance	Unrealized loss	December 31, 2024, Balance
	$	$	$
Bitcoin	401,000	(44,123)	356,877
Dogecoin	201,000	(46,686)	154,314
Solana	401,000	(50,961)	350,039
	1,003,000	(141,770)	861,230

Schedule of fair value hierarchy
		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	5,207,249	—
		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	861,230	—